Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (35,466)	$ (44,953)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35,032	34,752
Loss on disposal of assets	22	7
Loss (gain) on fair value remeasurement of contingent consideration	2,809	(4,408)
Stock-based compensation	14,185	60,677
Change in fair value of derivative warrant liabilities	534	(13,420)
Non-cash interest expense, net	170	350
Non-cash lease expense	1,955	3,426
Amortization of contract cost	473	445
Deferred income taxes	47	8
Provision for doubtful accounts	250	362
Gain from equity method investment	(857)	(449)
Gain on foreign currency remeasurement	(2,228)	(33,816)
Changes in operating assets and liabilities
Accounts receivable	(24,746)	16,276
Contract asset	3,125	(7,213)
Prepaid expenses	(3,070)	(3,975)
Other current assets	911	2,546
Other assets	488	(3,664)
Accounts payable	(10,843)	(5,929)
Accrued expenses	35	(9,657)
Deferred revenue	(1,600)	7,377
Other current liabilities	(1,887)	12,306
Operating lease liabilities	(2,049)	(3,421)
Other liabilities	0	(9,813)
Net cash used in operating activities	(22,710)	(2,186)
Cash flows from investing activities:
Purchases of property and equipment	(1,002)	(2,232)
Capitalization of internally developed software costs	(21,232)	(21,741)
Distributions from (contribution to) equity method investments	1,555	(7,871)
Equity investments without readily determinable fair values	0	(150)
Purchases of intangible assets	(238)	0
Acquisition of business, net of cash acquired	0	(20)
Proceeds from disposal of assets	30	121
Net cash used in investing activities	(20,887)	(31,893)
Cash flows from financing activities:
Repayment of loans and mortgage	(10)	0
Proceeds from exercise of Public Warrants	6,812	0
Repayment of promissory notes	(7,387)	0
Net cash used in financing activities	(585)	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	322	(13,318)
Net decrease in cash, cash equivalents and restricted cash	(43,860)	(47,397)
Cash, cash equivalents and restricted cash at beginning of period	159,020	222,378
Cash, cash equivalents and restricted cash at end of period	115,160	174,981
Supplemental disclosure of cash activities:
Cash paid during the period for interest	(329)	(416)
Cash paid during the period for income taxes	(2,781)	(1,204)
Supplemental disclosure of noncash investing and financing activities:
Shares acquired by subsidiary from cashless Public Warrant exercise	17,653	0
Promissory notes arising from equity method investments	0	14,688
Issuance of common stock in connection with business combinations	$ 10,157	$ 17,452